SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

         Pre-Effective Amendment No.  1                                     [X]
         Post-Effective Amendment No.                                       [ ]

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940                     [X]

         Amendment No. 1                                                    [ ]

                          File Nos. 333-20637; 811-8035


AFBA FIVE STAR FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, Suite G-15, Kansas City, MO 64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816) 471-5200

Larry D. Armel, AFBA Five Star Fund, Inc.
2440 Pershing Road, Suite G-15, Kansas City, MO 64108
(Name and Address of Agent for Service)

     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


     Please address inquiries              and a carbon copy of all
      and communications to:                   communications to:

       John G. Dyer, Esq.                     Mark H. Plafker, Esq.
      Jones & Babson, Inc.             Stradley, Ronon, Stevens & Young, LLP
 2440 Pershing Road, Suite G-15              2600 One Commerce Square
     Kansas City, MO 64108                 Philadelphia, PA 19103-7098
  Telephone: (816) 471-5200                 Telephone: (215) 564-8000


     Registrant hereby elects to register an indefinite number of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.


                                                               56 Total Pages
                                                           Exhibit Index Page 54

                            AFBA FIVE STAR FUND, INC.

                              CROSS REFERENCE SHEET

Form N-1A Item Number                                    Location in Prospectus

Item 1.  Cover Page.........................................Cover Page

Item 2.  Synopsis...........................................Not Applicable

Item 3.  Condensed Financial Information....................Per Share Capital
                                                            and Income Changes

Item 4.  General Description of Registrant..................Investment Objective
                                                            and Portfolio
                                                            Management Policy

Item 5.  Management of the Fund.............................Officers and
                                                            Directors;
                                                            Management and
                                                            Investment Counsel

Item 6.  Capital Stock and Other Securities.................How to Purchase
                                                            Shares; How to
                                                            Redeem Shares; How
                                                            Share Price is
                                                            Determined; General
                                                            Information and
                                                            History; Dividends,
                                                            Distributions and
                                                            Their Taxation

Item 7.  Purchase of Securities.............................Cover Page; How to
         being offered                                      Purchase Shares;
                                                            Shareholder Services

Item 8.  Redemption or Repurchase...........................How to Redeem Shares

Item 9.  Pending Legal Proceedings..........................Not Applicable


Form N-1A Item Number                                       Location in
                                                            Statement of
                                                            Additional
                                                            Information

Item 10. Cover Page.........................................Cover Page

Item 11. Table of Contents..................................Cover Page

Item 12. General Information and History....................Investment
                                                            Objectives and
                                                            Policies; Management
                                                            and Investment
                                                            Counsel

Item 13. Investment Objectives and Policies.................Investment
                                                            Objectives and
                                                            Policies; Investment
                                                            Restrictions

Item 14. Management of the Fund.............................Management and
                                                            Investment Counsel

Item 15. Control Persons and Principal......................Management and
         Holders of Securities                              Investment Counsel;
                                                            Officers and
                                                            Directors

Item 16. Investment Advisory and Other......................Management and
         Services                                           Investment Counsel

Item 17. Brokerage Allocation............................... Portfolio
                                                            Transactions

Item 18. Capital Stock and Other Securities.................General Information
                                                            and History
                                                            (Prospectus);
                                                            Financial Statements

Item 19. Purchase, Redemption and Pricing...................How Share Purchases
         of Securities Being Offered                        are Handled;
                                                            Redemption of
                                                            Shares; Financial
                                                            Statements

Item 20. Tax Status.........................................Dividends,
                                                            Distributions and
                                                            Their Taxation
                                                            (Prospectus)

Item 21. Underwriters.......................................How the Fund's
                                                            Shares are
                                                            Distributed

Item 22. Calculation of Yield Quotations....................Not Applicable
         of Money Market Fund

Item 23. Financial Statements...............................(To be supplied by further Amendment)

         --------------------------------------------------------------


                                   PROSPECTUS
                           dated [____________], 1997

         --------------------------------------------------------------


                            AFBA Five Star Fund, Inc.
                         2440 Pershing Road, Suite G-15
                              Kansas City, MO 64108

 Five Star Balanced Fund                              Five Star USA Global Fund
  Five Star Equity Fund                               Five Star High Yield Fund

                                    Manager:
                       AFBA Investment Management Company
                            909 N. Washington Street
                           Alexandria, Virginia 22314

     Investment Counsel:                         Distributor and Administrator:
Kornitzer Capital Management, Inc.                     Jones & Babson, Inc.
  7715 Shawnee Mission Parkway                   2440 Pershing Road, Suite G-15
  Shawnee Mission, Kansas 66202                    Kansas City, Missouri 64108

             Please contact the Funds toll free at 800-[__________]


                                               INVESTMENT OBJECTIVES

Five Star Balanced Fund

The Five Star Balanced Fund (the "Balanced Fund") seeks both long-term capital growth and high current income. Long-term capital growth is intended to be achieved primarily by the Balanced Fund's investment in common stocks and secondarily by the Balanced Fund's investment in convertible preferred stocks. High current income is intended to be achieved by the Balanced Fund's investment in corporate bonds, government bonds, mortgage-backed securities, convertible bonds, preferred stocks and convertible preferred stocks.

Five Star Equity Fund

The Five Star Equity Fund (the "Equity Fund") seeks long-term capital appreciation. Long-term capital appreciation is intended to be achieved primarily by the Equity Fund's investment in common stocks. Realization of dividend income is a secondary consideration to the extent that it supplements the return on the Equity Fund's investments and investment in the dividend-producing securities is consistent with achieving the Equity Fund's objective of long-term capital appreciation.

Five Star USA Global Fund

The Five Star USA Global Fund (the "USA Global Fund") seeks capital growth. Capital growth is intended to be achieved primarily by the USA Global Fund's investment in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from international operations, measured as of the preceding four completed quarters of business or the companies' most recently completed fiscal year. At least 65% of the value of the fund's total assets must be invested in at least three different countries. This diversification is achieved through the international operations of United States - based companies as described above. The USA Global Fund will invest in common stocks considered by the manager to have above average potential for appreciation; income is a secondary consideration. The USA Global Fund will invest primarily in common stocks listed on the New York Stock Exchange.


Five Star High Yield Fund

The Five Star High Yield Fund (the "High Yield Fund") primarily seeks a high level of current income and secondarily, capital growth. The High Yield Fund invests primarily in a diversified portfolio of high-yielding fixed income securities. The High Yield Fund will invest in debt securities and preferred stock. The High Yield Fund may invest in any fixed income securities, whether nonconvertible or convertible, without restriction.


The High Yield Fund will invest in a significant portion, up to 90% of its assets, in lower rated bonds, commonly known as "junk bonds," that entail greater risks including default risks, than those found in higher rated securities. The High Yield Fund's fixed income investments may consist totally of securities rated below investment grade. Investors should carefully consider these risks before investing. See "Investment Objectives and Portfolio Management Policy," page ; "Risk Factors," page ; "Investment Restrictions," page and "Description of Securities Ratings," page . Secondarily, the High Yield Fund may invest up to 10% of the value of its total assets in common stocks and other equity securities.




PURCHASE INFORMATION

Minimum Investment
  Initial Purchase                           $1,000
  Initial IRA and Uniform Transfers (Gifts)
         to Minors Purchases                   $250
  Subsequent Purchase:
         By Mail                               $100
         By Telephone or Wire                $1,000
  All Automatic Purchases                      $100

Shares are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 distribution charges. If you need further information, please call the Funds at the telephone numbers indicated.

ADDITIONAL INFORMATION

This prospectus should be read and retained for future reference. It contains the information that you should know before you invest. A "Statement of Additional Information" of the same date as this prospectus has been filed with the U.S. Securities and Exchange Commission and is incorporated by reference. Investors desiring additional information about the Funds may obtain a copy without charge by writing or calling the Funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
                                                                            Page
Fund Expenses
Investment Objectives and Portfolio Management Policies
Repurchase Agreements
Risk Factors
Investment Restrictions
Performance Measures
How to Purchase Shares
Initial Investments
Investments Subsequent to Initial Investment
Telephone Investment Service
Automatic Monthly Investment Plan
How to Redeem Shares
Systematic Redemption Plan
How to Exchange Shares Between Five Star Funds
How Share Price is Determined
Officers and Directors
Management and Investment Counsel
General Information and History
Dividends, Distributions and Their Taxation
Shareholder Services
Shareholder Inquiries

Description of Securities Ratings


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HIGHLIGHTS                                              this subject see page...
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The Funds                The Five Star Balanced Fund, the Five Star Equity Fund,
                         the Five Star High Yield Fund and the Five Star USA
                         Global Fund (the "Funds," the "Five Star Funds" or individually, a "Fund") are separate series of AFBA
                         Five Star Fund, Inc. (the "Company"), which is an open-end diversified management investment company commonly known as a mutual fund. The Funds are sponsored and managed by AFBA Investment Management
                         Company (the "Manager") and Kornitzer Capital
                         Management, Inc. (the "Adviser") serves as investment counsel. Each Fund offers one class of shares of non-assessable common stock with equal voting rights.
                         Each share represents an interest in a pool of investment securities invested in accordance with the particular Fund's investment objective.

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HIGHLIGHTS                                              this subject see page...

                         The Five Star Balanced Fund seeks long-term growth and high current income. The Fund will invest in a diversified array of common stocks, preferred stocks, convertible bonds, convertible preferred stocks, corporate bonds and government bonds.

                         The Five Star High Yield Fund primarily seeks a high level of current income and secondarily, capital growth. The Fund invests primarily in debt securities and may invest in preferred stock.

                         The Five Star USA Global Fund seeks capital growth by investing in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from international operations.

                          The Five Star Equity Fund seeks long-term capital appreciation by investment in a broad array of common stocks, in terms of companies and industries.

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How to Invest            Fund shares can only be purchased directly from the
                         Funds through their distributor, Jones & Babson, Inc.
                         ("Jones & Babson" or the "Distributor"). Because no
                         sales charges are added to the price of the shares, the
                         full amount of any purchase is invested for the benefit
                         of the shareholder. The minimum initial purchase is
                         $1,000 ($250 for IRA and Uniform Transfers/Gifts to
                         Minors purchases). Subsequent purchases must be at
                         least $100, except telephone or wire purchases which
                         must be in the amount of $1,000 or more. ..............

                         Telephone Investment - You may make investments of $1,000 or more by telephone if you have authorized such investment in your application, or, subsequently, on a special authorization form provided upon request. .....

                         Automatic Monthly Investment - You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request. .........................................

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Redemption               Shares of the Funds are redeemable at net asset value
                         next effective after receipt by the Fund of a shareholder's request in good order. No redemption charge is made.

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HIGHLIGHTS                                              this subject see page...
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Exchange
Privilege with
Other Funds              Shareholders may transfer their investments without
                         charge to any other Five Star Fund sponsored by the
                         Manager. This exchange involves the liquidation of
                         shares from one Fund and a purchase of shares in the
                         Fund to which the investment is being transferred. This
                         is a transaction which may or may not be taxable
                         depending on the shareholder's tax status. ............

                         Automatic Exchange - You may exchange shares from your account ($100 minimum) in any of the Five Star Funds to an identically registered account in any other Fund in the Five Star Group according to your instructions. Monthly exchanges will be continued until all shares have been exchanged or until you terminate the Automatic Exchange authorization. A special authorization form will be provided upon request.

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Management of
the Funds                The Funds' investments and business operations are
                         managed by the Manager which employs as the Adviser an investment counsel to assist in the investment advisory function for each of the Five Star Funds.

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The Management
Fee Covers the
Investment
Advisory Fee and
All Other Normal
Operating Costs          The Manager agrees to provide overall investment
                         supervision of the Funds' portfolios and of the activities of the Adviser. The Manager will also provide certain business management services to the Funds. Jones & Babson will supply to the Funds all normal services necessary for their functions as series of an open-end diversified investment company not provided by the Manager, exclusive of taxes and other charges of governments and their agencies (including the cost of filing notices and fees in jurisdictions indicating that the Funds' shares are for sale), certain fees, dues, interest, brokerage commissions and extraordinary costs, if any. For its services, the Manager charges each Fund a fee based on an annual rate of one percent (1.0%) of average daily net assets of the particular Fund from which the Manager pays the Adviser an investment counsel fee of one-third of one percent (0.33%) of average daily net assets and Jones &
                         Babson an administrative services fee of one-third of one percent (0.33%) of average daily net assets.

                         Although these fees are higher than the fees of some other advisers whose charges cover only investment advisory services with all remaining operational expenses absorbed directly by the Fund, the combined charges compare favorably with other fund fee structures when all expenses to shareholders are taken into account.

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Dividend Policies        Five Star Balanced Fund and Five Star High Yield Fund
                         will pay substantially all of their net investment income quarterly, usually in March, June, September and December. It is contemplated that distributions from capital gains, if any, will be declared annually on or before December 31 for Five Star Balanced Fund.
                         Distributions from capital gains, if any, will be declared semi-annually, usually in June and December for Five Star High Yield Fund.

                         Five Star Equity Fund and Five Star USA Global Fund will pay dividends from net investment income and capital gains semi-annually, usually in June and December.

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Taxes The Funds will distribute substantially all of their net income each year in order to be exempt from federal income tax. Dividend and capital gains distributions will be taxable to each shareholder whether taken in cash or reinvested in additional shares in accordance with the shareholder's tax status.

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Risk Factors             For a discussion of risk factors applicable to
                         repurchase agreements..................................

                         For a discussion of risk factors applicable to covered
                         call options...........................................

                         For a discussion of risk factors applicable to
                         ADRs...................................................

                         For a discussion of risk factors applicable to common
                         stocks.................................................

                         For a discussion of risk factors applicable to global
                         operations.............................................

                         For a discussion of risk factors applicable to high
                         yield high risk debt securities........................

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                                  FUND EXPENSES

                                                            Five Star        Five Star            Five Star             Five Star
                                                          Balanced Fund     Equity Fund       USA Global Fund       High Yield Fund
Shareholder Transaction Expenses
   Maximum sales load imposed on
    purchases................................                  None             None                None                  None
   Maximum sales load imposed on
    reinvested dividends.....................                  None             None                None                  None
   Deferred sales load.......................                  None             None                None                  None
   Redemption fee............................                  None             None                None                  None
   Exchange fee..............................                  None             None                None                  None
Annual Fund Operating Expenses
(as a percentage of average net assets)
   Management fees...........................                 1.00%            1.00%               1.00%                 1.00%
   12b-1 fees................................                  None             None                None                  None
   Other expenses*                                            0.06%            0.06%               0.06%                 0.06%
                                                             -----            -----               -----                 -----
   Total Fund operating expenses*............                 1.06%            1.06%               1.06%                 1.06%
                                                             =====            =====               =====                 =====

* Jones & Babson, has voluntarily agreed to assume certain expenses of the Funds so that the total annual operating expenses of a Fund will not exceed 1.08% of its average daily net assets. The expenses set forth above are estimated amounts for the first year of operations of each Fund. Expense waiver arrangements are not expected to reduce fund expenses for the current fiscal year.



Example

     You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                  1 Year                    3 Year

                                    $11                       $34


The above information is provided in order to assist you in understanding the various costs and expenses that a shareholder of each Fund will bear directly or indirectly. The amount of "Other Expenses (after voluntary waiver)" in the Expense Table and the numbers in the Example are based on estimated amounts for the current fiscal year. The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. The actual return may be greater or less than the assumed amount.

INVESTMENT OBJECTIVES AND
PORTFOLIO MANAGEMENT POLICIES

Each Fund's objectives and policies as described in this section will not be changed without approval of a majority of the Fund's outstanding shares.

                             FIVE STAR BALANCED FUND

The Five Star Balanced Fund seeks both long-term capital growth and high current income. Long- term capital growth is intended to be achieved primarily by the Fund's investment in common stocks and secondarily by the Fund's investment in convertible bonds and convertible preferred stocks. High current income is intended to be achieved by the Fund's investment in corporate bonds, government bonds, mortgage-backed securities, convertible bonds, preferred stocks and convertible preferred stocks.

The Five Star Balanced Fund will normally invest in a broad array of securities, diversified not only in terms of companies and industries, but also in terms of types of securities. The types of securities include common stocks, preferred stocks, convertible bonds, convertible preferred stocks, corporate bonds and government bonds. It is expected that the majority of common stocks purchased in the Fund will be large capitalization companies with most if not all listed on the New York Stock Exchange. Large capitalization stocks are considered to be those with capitalization in excess of $1 billion.

It is not the Manager's intention to make wide use of NASDAQ traded, smaller capitalization common stocks. Smaller capitalization stocks are considered to be those with capitalization of less than $1 billion. The Fund may invest up to 75% of its assets in corporate bonds, convertible bonds, preferred stocks and convertible preferred stocks. The Manager expects that from time-to-time these securities may be rated below investment grade (BBB) by the major rating agencies. The Manager believes this policy is justified given the Adviser's view that these securities from time-to-time offer superior value and given the Adviser's experience and substantial in-house credit research capabilities with higher yielding securities.

Securities rated Baa or higher by Moody's or BBB by Standard & Poor's or higher are classified as investment grade securities. Although securities rated Baa by Moody's and BBB by Standard & Poor's have speculative characteristics, they are considered to be investment grade. Such securities carry a lower degree of risk than lower rated securities. (See "Risk Factors Applicable to High Yielding High Risk Debt Securities" on page 6.)

Securities rated below Baa by Moody's or BBB by Standard & Poor's are commonly known as junk bonds and are considered to be high risk. Yields on such bonds will fluctuate over time, and achievement of the Fund's investment objective may be more dependent on the Fund's own credit analysis than is the case for higher rated bonds. (See "Risk Factors Applicable to High Yielding High Risk Debt Securities.")

The Fund may also invest in high-yielding, high-risk corporate debt securities (so-called "junk bonds"). Up to 20% of the Fund's assets may be invested in debt securities which are rated less than B or unrated.

The Fund will not invest in securities that, at the time of initial investment, are rated less than B by Moody's or Standard & Poor's. Securities that are subsequently downgraded in quality below B may continue to be held by the Fund, and will be sold only if the Fund's Adviser believes it would be advantageous to do so. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Fund's Adviser, at least equivalent to a B rating by Moody's or Standard & Poor's.

Securities rated less than Baa by Moody's or BBB by Standard & Poor's are classified as non- investment grade securities. Such securities carry a high degree of risk and are considered speculative by the major credit rating agencies. (See "Risk Factors Applicable to High Yielding Debt Securities.")

The proportion of the Fund invested in each type of security is expected to change over time in accordance with the Manager's and Adviser's interpretations of economic conditions and underlying security values. However, it is expected that a minimum of 25% of the Fund's total assets will always be invested in fixed income senior securities and that a minimum of 25% of its total assets will always be invested in equity securities. When, in the Manager's and Adviser's judgment, market conditions warrant substantial temporary investments in high-quality money market securities, the Fund may do so.

The Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund in return for a premium gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See "Risk Factors Applicable to Covered Call Options.")

Covered call options serve as a partial hedge against the price of the underlying security declining.

Investments in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories by Moody's and Standard & Poor's.

The Fund may also invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. The use of repurchase agreements by the Fund involves certain risks. For a discussion of these risks, see "Risk Factors Applicable to Repurchase Agreements."

There is no assurance that the Fund's objective of long-term growth of capital and high current income can be achieved. Portfolio turnover will be no more than is necessary to meet the Fund's objective. Under normal circumstances, it is anticipated that portfolio turnover for common stocks in the Fund's portfolio will not exceed 100% on an annual basis, and that portfolio turnover for other securities will not exceed 100% on an annual basis.

                              FIVE STAR EQUITY FUND

The Five Star Equity Fund seeks long-term capital appreciation. Long-term capital appreciation is intended to be achieved primarily by the Fund's investment in common stocks. Realization of dividend income is a secondary consideration to the extent that it supplements the return on the Fund's investments and investment in the dividend-producing securities is consistent with achieving the Fund's objective of long-term capital appreciation.

The Fund will normally invest in a broad array of common stocks, in terms of companies and industries. It is expected that the majority of common stocks purchased in the Fund will be large capitalization companies with most, if not all, listed on the New York Stock Exchange. Large capitalization stocks are considered to be those with capitalization in excess of $1 billion.

The Fund may purchase foreign securities through dollar-denominated American Depository Receipts (ADRs), which do not involve the same direct currency and liquidity risks as securities denominated in foreign currency and which are issued by domestic banks and publicly traded in the United States. The Fund does not intend to invest directly in foreign securities or foreign currencies.

The Fund will invest at least 65% of its assets in common stocks under normal circumstances. When, in the Manager's judgment, market conditions warrant substantial temporary defensive investments in high-quality money market securities, the Fund may do so.

The Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund in return for a premium gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract.

Covered call options serve as a partial hedge against the price of the underlying security declining. (See "Risk Factors Applicable to Covered Call Options.")

Investments in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories by Moody's and Standard & Poor's. The Fund may also invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. The use of repurchase agreements by the Fund involves certain risks. For a discussion of these risks, see "Risk Factors Applicable to Repurchase Agreements."

There is no assurance that the Fund's objective of long-term capital appreciation can be achieved. Portfolio turnover will be no more than is necessary to meet the Fund's objective. Under normal circumstances, it is anticipated that portfolio turnover will not exceed 100% on an annual basis.

                            FIVE STAR USA GLOBAL FUND

The Five Star USA Global Fund seeks capital growth. Capital growth is intended to be achieved primarily by the Fund's investment in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from international operations, measured as of the preceding four completed quarters of business or the respective company's most recently completed fiscal year. At least 65% of the value of the Fund's total assets must be invested in at least three different countries. This diversification is achieved through the international operations of United States - based companies as described above. The Fund will invest in common stocks considered by the Manager to have above average potential for appreciation; income is a secondary consideration. Under normal circumstances, the Fund will invest in a majority of its assets in common stocks listed on the New York Stock Exchange.

The Fund's Manager believes that the investment policies of the Fund reduce or eliminate several risks associated with direct investment in foreign securities. Trading costs are usually higher in foreign countries because commission rates are generally fixed rather than negotiated as in the U.S. Liquidity risk is lowered because trading volumes are generally higher on U.S. exchanges.

When, in the Manager's judgment, market conditions warrant substantial temporary defensive investments in high-quality money market securities, the Fund may do so.

The Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchased transactions with respect to certain of such options. A covered call option is an option where the Fund in return for a premium gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See "Risk Factors Applicable to Covered Call Options.")

Covered call options serve as a partial hedge against the price of the underlying security declining.

Investments in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories by Moody's and Standard & Poor's.

The Fund may also invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. The use of repurchase agreements by the Fund involves certain risks. For a discussion of these risks, see "Risk Factors Applicable to Repurchase Agreements."

There is no assurance that the Fund's objective of capital growth can be achieved. Portfolio turnover will be no more than is necessary to meet the Fund's objective. Under normal circumstances, it is anticipated that portfolio turnover for the Fund will not exceed 100% on an annual basis.

                            FIVE STAR HIGH YIELD FUND

The Five Star High Yield Fund primarily seeks a high level of current income and secondarily, capital growth. The Fund invests primarily in a diversified portfolio of high-yielding fixed income securities. High current income is intended to be achieved by the Fund's investment in any fixed income securities, without restrictions, such as corporate bonds, government bonds, convertible bonds, preferred stocks and convertible preferred stocks. The Fund may not invest in foreign government bonds. Capital growth is intended to be achieved by the appreciation of fixed income and equity investments held in the Fund. The Fund is a no-load, open-end diversified management company commonly referred to as a "mutual fund."

The Fund may invest up to 90% of its assets in any fixed income securities, including without limitation, corporate bonds, convertible bonds, preferred stocks and convertible preferred stocks. These securities may be rated below investment grade (BB/Ba and B/B) by the major rating agencies or, if unrated, are in the opinion of the Manager of similar quality. The Manager believes this policy is justified given the Manager's view that these securities from time-to-time offer superior value and given the Adviser's experience and substantial in-house credit research capabilities with higher yielding securities.

Securities rated Baa or higher by Moody's or BBB by Standard & Poor's or higher are classified as investment grade securities. Although securities rated Baa by Moody's and BBB by Standard & Poor's have speculative characteristics, they are considered to be "medium" investment grade. Such securities carry a lower degree of risk than lower rated securities.

Securities rated Baa and below by Moody's or BBB and below by Standard & Poor's are commonly known as "junk bonds" and are considered to be high risk. Yields on such bonds will fluctuate over time, and achievement of the Fund's investment objective may be more dependent on the Fund's own credit analysis than is the case for higher rated bonds. (See "Risk Factors Applicable to High Yielding High Risk Debt Securities.")

Up to 20% of the Fund's assets may be invested in debt securities which are rated less than B at the time of purchase, or if unrated are in the opinion of the Manager of similar quality. Securities rated B or higher at the time of purchase, which are subsequently downgraded, will not be subject to this limitation.

The lowest rating that may be held in the Fund is D, or that of defaulted securities. (See "Risk Factors Applicable to High Yielding High Risk Debt Securities.") The Fund will not purchase obligations that are in default, but may hold in the portfolio securities which go into default subsequently to acquisition by the Fund.

The proportion of the Fund invested in each type of security is expected to change over time in accordance with the Manager's interpretation of economic conditions and underlying security values. However, it is expected that a minimum of 65% of the Fund's total assets will always be invested in fixed income securities and that a maximum of 10% of its total assets will be invested in equity securities. The Fund's flexible investment policy allows it to invest in securities with varying maturities; however, it is anticipated that the average maturity of securities acquired by the Fund will not exceed 15 years. The average maturity of the Fund will be generally ten years or less. The Manager may look at a number of factors in selecting securities for the Fund's portfolio. These include the past, current and estimated future: (1) financial strength of the issuer; (2) cash flow; (3) management; (4) borrowing requirements; and (5) responsiveness to changes in interest rates and business conditions. Sometimes the Manager may believe that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions. To achieve a defensive posture, the Manager may take any one or more of the following steps with respect to assets in the Fund's portfolio: (1) shortening the average maturity of the Fund's debt portfolio; (2) holding cash or cash equivalents; and (3) emphasizing high-grade debt securities. Going defensive in any one or more of these manners might involve a reduction in the yield on the Fund's portfolio.

The Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund in return for a premium gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See "Risk Factors Applicable to Covered Call Options.")

Covered call options serve as a partial hedge against the price of the underlying security declining.

Investments in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories by Moody's and Standard & Poor's.

REPURCHASE AGREEMENTS

A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company Act of 1940, repurchase agreements are considered loans by a Fund.

A Fund will enter into such repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Fund. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the total assets of any Fund.

During the initial month of operations, it is anticipated that a Fund may be invested up to 100% in repurchase agreements; however under normal circumstances, a Fund may invest up to 25% of its assets in repurchase agreements. (See "Risk Factors Applicable to Repurchase Agreements.") Each of the Five Star Funds may enter into repurchase agreements.

ASSET-BACKED SECURITIES

The Five Star High Yield Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short maturity loans such as automobile receivables, credit card receivables, other types of receivables or assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

RISK FACTORS

Risk Factors Applicable to Covered Call Options

Each of the Five Star Funds may engage in covered call option transactions as described herein. Up to 25% of a Fund's total assets may be subject to covered call options. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out a Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written.

Upon the termination of a Fund's obligation under a covered call option other than through exercise of the option, the Fund will realize a short-term capital gain or loss. Any gain realized by a Fund from the exercise of an option will be short- or long-term depending on the period for which the stock was held. The writing of covered call options creates a straddle that is potentially subject to the straddle rules, which may override some of the foregoing rules and result in a deferral of some losses for tax purposes.

Risk Factors Applicable To Repurchase Agreements

Each of the Five Star Funds may enter into repurchase agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities. While the Fund management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Risk Factors Applicable to ADRs

Up to 25% of the Five Star Equity Fund's total assets may be invested in ADRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

Risk Factors Applicable to Common Stocks

The Five Star Equity Fund, the Five Star Balanced Fund and the Five Star USA Global Fund invest in common stocks. The Five Star High Yield Fund may invest up to 10% of its assets in common stocks. The Funds are subject to market risk and fund risk. Market risk is the possibility that stock prices in general will decline over short or even extended periods of time. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Fund risk is the possibility that a fund's performance during a specific period may not meet or exceed that of the stock market as a whole.

Risk Factors Applicable to High Yielding High Risk Debt Securities

The Five Star Balanced Fund and the Five Star High Yield Fund invest in high-yielding, high-risk debt securities. Lower rated bonds involve a higher degree of credit risk, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. More careful analysis of the financial condition of each issuer of lower grade securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or, in the case of corporate issuers, individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds.

Credit quality of high-yield high-risk securities (so-called "junk bonds") can change suddenly and unexpectedly and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield high-risk security. For these reasons, it is the Funds' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Manager's own independent and ongoing review of credit quality. As a mutual fund investing in fixed income securities, each of the Funds is subject primarily to interest rate income and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. When interest rates rise, bond prices generally fall. Conversely, when interest rates fall, bond prices generally rise. The change in price depends on several factors, including the bond's maturity date. In general, bonds with longer maturities are more sensitive to interest rates than bonds with shorter maturities.

Each of the Funds is also subject to income risk, which is the potential for a decline in the respective Fund's income due to falling market interest rates.

In addition to interest rate and income risks, each Fund is subject to credit risk. Credit risk, also known as default risk, is the possibility that a bond issuer will fail to make timely payments of interest or principal to a Fund. The credit risk of a Fund depends on the quality of its investments. Reflecting their higher risks, lower-quality bonds generally offer higher yields (all other factors being equal). Rating of debt securities are defined under the caption "Fixed Income Securities Described and Ratings."

Risk Factors Applicable to Global Operations

The risks to which the U.S. companies in which the Five Star USA Global Fund plans to invest are exposed and, consequently, the concurrent risks experienced by the Fund as a result of investing in such companies include: the risk of fluctuations in the value of foreign currencies; adverse political and economic developments; and the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets. The performance of foreign currencies relative to the U.S. dollar and the relative strength of the U.S. dollar may be an important factor in the performance of the Fund.

INVESTMENT RESTRICTIONS

In addition to the investment objective and portfolio management policies set forth under the caption "Investment Objectives and Portfolio Management Policies," the Funds are subject to certain other restrictions which may not be changed without approval of the lesser of: (1) at least 67% of the voting securities present at a meeting if the holders of more than 50% of the outstanding securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Among these restrictions, the more important ones are that the Fund will not purchase the securities of any issuer if more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would hold more than 10% of any class of securities of such issuer; the Fund will not make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); and the Fund will not borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments; and provided further that any borrowings shall have asset coverage of at least 3 to 1. The Fund will not buy securities while borrowings are outstanding. The full text of these restrictions are set forth in the "Statement of Additional Information."

PERFORMANCE MEASURES

From time-to-time, each of the Funds may advertise its performance in various ways, as summarized below. Further discussion of these matters also appears in the "Statement of Additional Information." A discussion of each Fund's performance will be included in the Fund's Annual Report to Shareholders which will be available from the Fund upon request at no charge.

Total Return

The Funds may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the respective Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the respective Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Yield

The Five Star High Yield Fund may advertise a yield figure derived by dividing the Fund's net investment income per share during a 30-day base period by the per share price on the last day of the base period.

Performance Comparisons

In advertisements or in reports to shareholders, each of the Funds may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Five Star Funds may compare their performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. The Five Star Balanced Fund, the Five Star Equity Fund and the Five Star USA Global Fund may compare their performance to the Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks; the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE; or the Consumer Price Index. The Five Star Balanced Fund may compare its performance to a hypothetical equal weighted composite of the S&P 500 and the Merrill Lynch Bond Fund Index, an unmanaged index of corporate bond funds. The Five Star High Yield Fund may compare its performance to the Shearson/Lehman Government/Corporate Index, an unmanaged index of government and corporate bonds, the Merrill Lynch High Yield Bond Fund Index, an unmanaged index of high yield bond funds, or the Consumer Price Index. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week, Morningstar, Investor's Business Daily, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune and Barron's, may also be used in comparing performance of the Funds. Performance comparisons should not be considered as representative of the future performance of any Fund. Further information regarding the performance of the Five Star Funds is contained in the "Statement of Additional Information."

Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial World, Forbes, U.S. News & World Report, Business Week, The Wall Street Journal, Investors Business Daily, USA Today, Fortune and Stanger's, may also be cited (if any of the Funds are listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Income and Safety, The Mutual Fund Letter, No-Load Fund Investor, United Mutual Fund Selector, No-Load Fund Analyst, No-Load Fund X, Louis Rukeyeser's Wall Street Newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Company Service and Donoghue's Mutual Fund Almanac.

HOW TO PURCHASE SHARES

You must specify the Fund in which you desire to invest on your application form. Failure to do so will result in the application and your check or bank wire being returned to you.

Shares are purchased at net asset value (no sales charge) from the Fund through its agent, Jones & Babson, Inc., 2440 Pershing Road, Suite G-15, Kansas City, MO 64108. For information call toll free 1-800-4-[ ] (1-800-[ ]). If an investor wishes to engage the services of any other broker to purchase (or redeem) shares of the Fund, a fee may be charged by such broker. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

You do not pay a sales commission when you buy shares of a Fund. Shares are purchased at the Fund's net asset value (price) per share next effective after a purchase order and payment have been received by the Fund. In the case of certain institutions which have made satisfactory payment arrangements with a Fund, orders may be processed at the net asset value per share next effective after a purchase order has been received by the Fund.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offerings made by this prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of a Fund and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Funds' special investment programs. The Funds reserve the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that a Fund sustains a loss as the result of failure by a purchaser to make payment, the Fund's Distributor, Jones & Babson will cover the loss.

INITIAL INVESTMENTS

Initial investments -- By mail. You may open an account and make an investment by completing and signing the application which accompanies this prospectus. Make your check ($2,500 minimum unless your purchase is pursuant to an IRA or the Uniform Transfers (Gifts) to Minors Act in which case the minimum initial purchase is $250) payable to UMB Bank, n.a. Mail your application and check to:

The AFBA Five Star Fund Group
c/o Jones & Babson, Inc.
2440 Pershing Road, Suite G-15
Kansas City, Missouri 64108

Initial investments -- By wire. You may purchase shares of a Fund by wiring funds ($2,500 minimum) through the Federal Reserve Bank to the custodian, UMB Bank, n.a. Prior to sending your money, you must call the Fund toll free 1-800-[number], [or in the Kansas City area 471-5200], and provide it with the identity of the registered account owner, the registered address, the Social Security or Taxpayer Identification Number of the registered owner, the amount being wired, the name and telephone number of the wiring bank and the person to be contacted in connection with the order. You will then be provided a Fund account number, after which you should instruct your bank to wire the specified amount, along with the account number and the account registration to:

UMB Bank, n.a.
         Kansas City, Missouri, ABA #101000695

For Five Star Balanced Fund/
         AC=
For Five Star Equity Fund/
         AC=
For Five Star USA Global Fund/
         AC=
For Five Star High Yield Fund/
         AC=
OBI=(assigned Fund number and name in
         which registered)

A completed application must be sent to the Fund as soon as possible so the necessary remaining information can be recorded in your account. Payment of redemption proceeds will be delayed until the completed application is received by the Fund.

INVESTMENTS SUBSEQUENT TO
INITIAL INVESTMENT

You may add to your Fund account at any time in amounts of $100 or more if purchases are made by mail, or $1,000 or more if purchases are made by wire or telephone. Automatic monthly investments must be in amounts of $100 or more.

Checks should be mailed to the Fund at its address, but make them payable to UMB Bank, n.a. Always identify your account number or include the detachable reminder stub which accompanies each confirmation.

Wire share purchases should include your account registration, your account number and the Five Star Fund in which you are purchasing shares. It also is advisable to notify the Fund by telephone that you have sent a wire purchase order to the bank.

TELEPHONE INVESTMENT SERVICE

To use the Telephone Investment Service, you must first establish your Fund account and authorize telephone orders in the application form, or, subsequently, on a special authorization form provided upon request. If you elect the Telephone Investment Service, you may purchase Fund shares by telephone and authorize the Fund to draft your checking account for the cost of the shares so purchased. You will receive the next available price after the Fund has received your telephone call. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Funds may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to, requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions and/or tape recording of telephone instructions.

The Funds reserve the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.

AUTOMATIC MONTHLY
INVESTMENT PLAN

You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The relevant Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. If the date selected falls on a day upon which the Fund's shares are not priced, investment will be made on the first date thereafter upon which the Fund's shares are priced. The Funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

The Funds reserve the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.

HOW TO REDEEM SHARES

Each of the Funds will redeem shares at the price (net asset value per share) next computed after receipt of a redemption request in "good order." (See "How Share Price is Determined," page __.)

A written request for redemption, together with an endorsed share certificate where a certificate has been issued, must be received by the Fund in order to constitute a valid tender for redemption. For authorization of redemptions by a corporation, it will also be necessary to have an appropriate certified copy of resolutions on file with the Fund before a redemption request will be considered in "good order." In the case of certain institutions which have made satisfactory redemption arrangements with a Fund, redemption orders may be processed by facsimile or telephone transmission at net asset value per share next effective after receipt by the Fund. If an investor wishes to engage the services of any other broker to redeem (or purchase) shares of any Fund, a fee may be charged by such broker.

To be in "good order" the request must include the following:

     (1) a written redemption request or stock assignment (stock power) containing the genuine signature of each registered owner exactly as the shares are registered, with clear identification of the account by registered name(s) and account number and the number of shares or the dollar amount to be redeemed;

     (2) any outstanding stock certificates representing shares to be redeemed;

     (3) signature guarantees as required (See Signature Guarantees page __);
and

     (4) any additional documentation which the Fund may deem necessary to insure a genuine redemption.

Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries and others who hold shares in a representative or nominee capacity such as certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Fund well ahead of an anticipated redemption in order to avoid any possible delay.

Requests which are subject to special conditions or which specify an effective date other than as provided herein cannot be accepted. All redemption requests must be transmitted to the relevant Fund c/o Jones & Babson, Inc. at 2440 Pershing Road, Suite G-15, Kansas City, Missouri 64108. Each of the Funds will redeem shares at the price (net asset value per share) next computed after receipt of a redemption request in "good order." (See "How Share Price is Determined," page __.)

Each of the Funds will endeavor to transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but in no event later than the seventh day thereafter. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The Funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. Redemptions will not become effective until all documents in the form required have been received. In the case of redemption requests made within 15 days of the date of purchase, the Fund will delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase. You can avoid the possibility of delay by paying for all of your purchases with a transfer of federal funds.

Signature Guarantees are required in connection with all redemptions by mail, or changes in share registration, except as hereinafter provided. These requirements may be waived by a Fund in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. Signature(s) must be guaranteed by an "eligible guarantor institution" as defined in Rule l7Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature will not be sufficient for the request to be in proper form.

Signature guarantees will be waived for mail redemptions of $10,000 or less, but they will be required if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s), or where there appears to be a pattern of redemptions designed to circumvent the signature guarantee requirement, or where a Fund has other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.

The right of redemption may be suspended or the date of payment postponed beyond the normal seven-day period when the New York Stock Exchange is closed or under emergency circumstances as determined by the Securities and Exchange Commission. Further, each of the Funds reserves the right to redeem its shares in kind under certain circumstances. If shares are redeemed in kind, the shareholder may incur brokerage costs when converting into cash. Redemptions in kind must be in the form of readily marketable securities. Additional details are set forth in the "Statement of Additional Information."

Due to the high cost of maintaining smaller accounts, the Board of Directors has authorized each of the Funds to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met.

SYSTEMATIC REDEMPTION PLAN

If you own shares in an open account valued at $10,000 or more, and desire to make regular monthly or quarterly withdrawals without the necessity and inconvenience of executing a separate redemption request to initiate each withdrawal, you may enter into a Systematic Withdrawal Plan by completing forms obtainable from the Fund. For this service, the Manager may charge you a fee not to exceed $1.50 for each withdrawal. Currently the Manager assumes the additional expenses arising out of this type of plan, but it reserves the right to initiate such a charge at any time in the future when it deems it necessary. If such a charge is imposed, participants will be provided 30 days notice.

Subject to a $50 minimum, you may withdraw each period a specified dollar amount. Shares also may be redeemed at a rate calculated to exhaust the account at the end of a specified period of time.

Dividends and capital gains distributions must be reinvested in additional shares. Under all withdrawal programs, liquidation of shares in excess of dividends and distributions reinvested will diminish and may exhaust your account, particularly during a period of declining share values.

You may revoke or change your plan or redeem all of your remaining shares at any time. Withdrawal payments will be continued until the shares are exhausted or until the Fund or you terminate the plan by written notice to the other.

HOW TO EXCHANGE SHARES
BETWEEN FIVE STAR FUNDS

Shareholders may exchange their Fund shares, which have been held in open account for 30 days or more, and for which good payment has been received, for identically registered shares of any Fund in the Five Star Fund Group which is legally registered for sale in the state of residence of the investor, provided that the minimum amount exchanged has a value of $1,000 or more and meets the minimum investment requirement of the Fund into which it is exchanged.

To authorize the Telephone/Telegraph Exchange Privilege, all registered owners must sign the appropriate section on the original application, or the Fund must receive a special authorization form, provided upon request. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Funds reserve the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time and without prior notice under any circumstances, where continuance of these privileges would be detrimental to the Fund or its shareholders, such as an emergency, or where the volume of such activity threatens the ability of the Fund to conduct business, or under any other circumstances, upon 60 days written notice to shareholders. The Funds will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Funds may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions and/or tape recording of telephone instructions.

Exchanges by mail may be accomplished by a written request properly signed by all registered owners identifying the account, the number of shares or dollar amount to be redeemed for exchange and the Five Star Fund into which the account is being transferred.

If you wish to exchange part or all of your shares in the Fund for shares of a Fund in the Five Star Fund Group, you should review the prospectus of the Fund to be purchased, which can be obtained from Jones & Babson. Any such exchange will be based on the respective net asset values of the shares involved. Any exchange between Funds involves the sale of an asset. Unless the shareholder account is tax-deferred, this is a taxable event.

HOW SHARE PRICE IS DETERMINED

In order to determine the price at which new shares will be sold and at which issued shares presented for redemption will be liquidated, the net asset value per share of each Fund is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors sets at least annually, except on days on which changes in the value of portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by a Fund, or customary holidays. For a list of the holidays during which the Funds are not open for business, see "How Share Price is Determined" in the "Statement of Additional Information."

The price at which new shares of a Fund will be sold and at which issued shares presented for redemption will be liquidated is computed once daily at 4:00 P.M. (Eastern Time), except on those days when the Fund is not open for business.

The per share calculation is made by subtracting from each of the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. Each security listed on an exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, each of the Funds will use the price of that exchange which it generally considers to be the principal Exchange on which the security is traded. Lacking sales, the security is valued at the mean between the current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

OFFICERS AND DIRECTORS

The officers of the Company manage its day-to-day operations. The Manager and the officers of the Company are subject to the supervision and control of the Board of Directors. A list of the officers and directors of the Company and a brief statement of their present positions and principal occupations during the past five years is set forth in the "Statement of Additional Information."

MANAGEMENT AND
INVESTMENT COUNSEL

The Manager is registered as an investment adviser under the Investment Advisers Act of 1940. It organized the Company in 1997, and acts as its investment and business manager. Pursuant to the current Management Agreement for the Five Star Funds, the Manager is responsible for providing or obtaining all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; remuneration of officers, directors and other personnel; rent; shareholder services, including the maintenance of the shareholder accounting system and transfer agency; and such other items as are incidental to corporate administration.

Not considered normal operating expenses, and therefore payable by each of the Funds, are taxes; interest; governmental charges and fees, including registration of a Fund and its shares with the U.S. Securities and Exchange Commission and notifications and fees to the Securities Departments of the various states; brokerage costs; dues; and all extraordinary costs and expenses, including but not limited to legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which a Fund, its officers or directors may be subject or a party thereto.

As part of the Management Agreement, the Manager employs at its own expense Kornitzer Capital Management, Inc. (previously defined as the "Adviser") as its investment counsel to assist in the investment advisory function for the Five Star Balanced Fund, the Five Star Equity Fund, the Five Star USA Global Fund and the Five Star High Yield Fund. The Adviser is an independent investment counseling firm founded in 1989 which is registered as an investment adviser under the Investment Advisers Act of 1940. It serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for the Manager and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. The cost of the services of the Adviser is included in the fee of the Manager under the Management Agreement. The Management Agreement limits the liability of the Manager and the Adviser, as well as their officers, directors and personnel, to acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. The organizational arrangements of the Adviser require that all investment decisions be made by committee, and no person is primarily responsible for making recommendations to that committee.

As compensation for all the foregoing services, the Five Star Balanced Fund, the Five Star Equity Fund, the Five Star USA Global Fund and the Five Star High Yield Fund each pay the Manager a fee at the annual rate of one percent (1.0%) of average daily net assets from which the Manager pays the Adviser a fee of one-third of one percent (0.33%) of average daily net assets for investment counsel services, and also pays Jones & Babson a fee of one-third of one percent (0.33%) for administrative and other services provided to the Funds, which are not otherwise provided by the Manager. The fees are computed daily and paid semi-monthly.

The annual fee charged by the Manager is higher than the management fees of many other mutual fund advisers whose charges cover only investment advisory services with all remaining operational expenses absorbed directly by the Funds. However, it is anticipated that the total expenses of the Funds will compare favorably with those of other mutual funds whose advisers' fees cover only investment advisory services with all remaining operational expenses absorbed by the Funds. For the current fiscal year, Jones & Babson has voluntarily agreed to assume certain expenses of the Funds so that a Fund's total annual operating expenses will not exceed 1.08% of its average daily net assets.

Certain officers and directors of the Company are also officers or directors or both of the Manager, Jones & Babson or the Adviser.

AFBA Investment Management Company is a wholly owned subsidiary of Armed Forces Benefit Services, Inc. ("AFBSI"). The Manager has not previously served as manager of an investment company. AFBSI is a for-profit services entity which is wholly-owned by Armed Forces Benefit Association ("AFBA"). All voting stock of AFBSI is held in a voting trust, with sole voting power for the trust held by Lieutenant General C.C. Blanton, a director of the Company. AFBA is a voluntary employee benefit association organized under Internal Revenue Code Section 501(c)(9), the membership of which is open to federal employees and uniform services members and their dependents.

Kornitzer Capital Management, Inc. is a closely held corporation and has limitations in the ownership of its stock designed to maintain control in those who are active in management. Owners of 5% or more of Kornitzer Capital Management, Inc. are John C. Kornitzer, Kent W. Gasaway, Willard R. Lynch, Thomas W. Laming and Susan Stack.

Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America, which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America. Mediobanca is a 5% owner of Assicurazioni Generali S.p.A.


The current Management Agreement between the Company and the Manager, which includes the Investment Counsel Agreement between the Manager and the Adviser, will continue in effect until October 31, 1999. The Agreements will continue automatically for successive annual periods ending each October 31 so long as such continuance is specifically approved at least annually by the Board of Directors of the Company or by the vote of a majority of the outstanding voting securities of the respective Fund, and, provided also that such continuance is approved by the vote of a majority of the directors who are not parties to the Agreements or interested persons of any such party at a meeting held in person and called specifically for the purpose of evaluating and voting on such approval. Both Agreements provide that either party may terminate by giving the other 60 days written notice. The Agreements terminate automatically if assigned by either party, as required under the Investment Company Act of 1940.


ADVISER'S HISTORICAL PERFORMANCE

Below are certain performance data provided by the Adviser pertaining to four registered, open-end investment companies (the "mutual funds") that are managed by the Adviser with identical objectives, policies, and strategies as those of the Funds. The investment returns of the Funds may differ from those of the mutual funds because fees and expenses of the mutual funds may differ from those of the Funds. The Adviser is primarily responsible for the day-to-day management of the mutual funds' investments, and no other person has a significant role in achieving the mutual funds' performance. The Company and the mutual funds are separate funds, and are members of different families of investment companies. The results presented are not intended to predict or suggest the return to be experienced by the series of the Company or the return an investor might achieve by investing in the series of the Company.

                           Mutual Fund Total Returns(1)
                              Ended March 31, 1996

                                                                  Inception(2)
                                                    Year Ended    to Year Ended
                                                 March 31, 1996   March 31, 1996

Buffalo Balanced Fund                                17.87%          12.53%
S&P 500 and Merrill Lynch Bond
Fund Weighted Index                                  22.20%          18.55%
Buffalo Equity Fund                                  N/A             29.11%
S&P 500 Index                                        32.10%          26.87%
Buffalo USA Global Fund                              N/A             17.49%
S&P 500 Index                                        32.10%          26.87%
Buffalo High Yield Fund                              N/A             16.67%
Merrill Lynch High Yield Bond Fund Index             12.30%           9.61%

--------
1    Mutual fund total return (price change and reinvested distributions).

2 The inception dates of the mutual funds are: Buffalo Balanced Fund - August 12, 1994; Buffalo Equity Fund; Buffalo USA Global Fund; and Buffalo High Yield Fund - May 19, 1995.

     The comparative indices are not adjusted to reflect expenses or other fees that the SEC requires to be reflected in mutual fund performance. The fees if reflected, would reduce the performance quoted. The mutual fund performance assumes the reinvestment of all dividends and distributions. The comparative indices have been adjusted to reflect reinvestment of dividends on securities in the index.

     The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

     The Merrill Lynch Bond Fund Index is an unmanaged index composed of all corporate bond funds including short, intermediate and long-term bond funds.

     The Merrill Lynch High Yield Bond Fund Index is an unmanaged index composed of all high yield bond funds.


     The S&P 500 and Merrill Lynch Bond Fund Index Weighted Average is a hypothetical combination of unmanaged indices and reflects a 50% each equal weighting; at 3-31-96, the Buffalo Balanced Fund's portfolio consisted of an approximate mix of 33% stocks and 67% bonds (the percentage allocations did not vary significantly throughout the periods presented).

GENERAL INFORMATION
AND HISTORY

The Company was incorporated in Maryland on January 9, 1997. The Articles of Incorporation permit the Directors to issue 40,000,000 shares of common stock in various series or classes (sub- series), with a par value of $1.00 per share. Each series of shares, in effect, represents a separate mutual fund, with each share of a series representing a pro rata interest in a separate pool of investments held by the series, managed according to specified investment objectives and policies. The Company is currently authorized to issue four series of shares (10,000,000 shares each) which consist of the Five Star Balanced Fund, the Five Star Equity Fund, the Five Star USA Global Fund and the Five Star High Yield Fund. All shares of the same series have like rights and privileges. Each full and fractional share, when issued and outstanding, has:
(1) equal voting rights with respect to matters which affect the Company as a whole; (2) equal voting rights with other shares of the series with respect to matters which only affect that series; and (3) equal dividend, distribution and redemption rights to the assets of the series. Shares when issued are fully paid and non-assessable. The Funds may create other series of stock but will not issue any senior securities. Shareholders do not have pre-exemptive or conversion rights.

Non-cumulative voting - The shares of the series of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the Company's shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Maryland General Corporation Law permits registered investment companies, such as the Funds, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. There are procedures whereby the shareholders may remove directors. These procedures are described in the Statement of Additional Information under the caption "Officers and Directors." The Company has adopted the appropriate provisions in its By-Laws and may not, at its discretion, hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of any investment management agreement; (3) ratification of the selection of independent auditors; and (4) approval of a distribution plan. As a result, the Company does not intend to hold annual meetings.

This prospectus omits certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. These items may be inspected at the offices.of the Commission or obtained from the Commission upon payment of the fee prescribed.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

The Five Star Balanced Fund and the Five Star High Yield Fund pay dividends from net investment income quarterly, usually in March, June, September and December. Distribution from capital gains realized on the sale of securities, if any, will be declared by the Five Star Balanced Fund annually on or before December 31 and by the Five Star High Yield Fund semiannually, usually in June and December. The Five Star Equity Fund and the Five Star USA Global Fund pay dividends from net investment income and capital gains semiannually, usually in June and December. Dividend and capital gains distributions will be reinvested automatically in additional shares at the net asset value per share computed and effective at the close of business on the day after the record date, unless the shareholder has elected on the original application, or by written instructions filed with the Fund, to have them paid in cash.

Each of the Funds intends to qualify for taxation as a "regulated investment company" under the Internal Revenue Code so that the Funds will not be subject to federal income tax to the extent that they distribute their income to its shareholders. Dividends, either in cash or reinvested in shares, paid by a Fund from net investment income will be taxable to shareholders as ordinary income, and will generally qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by a Fund from domestic (U.S.) sources. The Funds will send to shareholders a statement each year advising the amount of the dividend income which qualifies for such treatment.

Whether paid in cash or additional shares of a Fund, and regardless of the length of time Fund shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. Shareholders are notified annually by the Funds as to federal tax status of dividends and distributions paid by the Funds. Such dividends and distributions may also be subject to state and local taxes. Exchange and redemption of Fund shares are taxable events for federal income tax purposes. Shareholders may also be subject to state and municipal taxes on such exchanges and redemptions. You should consult your tax adviser with respect to the tax status of distributions from the Funds in your state and locality.

The Funds intend to declare and pay dividends and capital gains distributions so as to avoid imposition of the federal excise tax. To do so, each Fund expects to distribute during each calendar year an amount equal to: (1) 98% of its calendar year ordinary income; (2) 98% of its capital gains net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending each November 30; and (3) 100% of any undistributed ordinary or capital gain net income from the prior fiscal year. Dividends declared in October, November or December and made payable to shareholders of record in such a month are deemed to have been paid by the Fund and received by shareholders on December 31 of such year, so long as the dividends are actually paid before February 1 of the following year.

To comply with IRS regulations, each of the Funds is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Application, or on a separate form supplied by the Fund, that their Social Security or Taxpayer Identification Number provided is correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding.

The federal income tax status of all distributions will be reported to shareholders each January as a part of the annual statement of shareholder transactions. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE FUNDS.

DESCRIPTION OF SECURITIES RATINGS

Fixed Income Securities
Described And Ratings

Description of Bond Ratings:

Standard & Poor's Corporation (S&P).

AAA - Highest Grade. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA - High Grade. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A - Upper-medium Grade. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominately reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. (Moody's)

Aaa - Best Quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - High Quality by All Standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Upper-medium Grade. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

SHAREHOLDER SERVICES

The Funds, the Manager and Jones & Babson offer shareholders a broad variety of services described throughout this prospectus. In addition, the following services are available:

Automatic Monthly Investment - You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). A Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request.

Automatic Reinvestment - Dividends and capital gains distributions may be reinvested automatically, or shareholders may elect to have dividends paid in cash and capital gains reinvested, or to have both paid in cash.

Telephone Investments - You may make investments of $1,000 or more by telephone if you have authorized such investments in your application, or, subsequently, on a special authorization form provided upon request. See "Telephone Investment Service."

Automatic Exchange - You may exchange shares from your account ($100 minimum) in any of the Five Star Funds to an identically registered account in any other Fund in the Five Star Group according to your instructions. Monthly exchanges will be continued until all shares have been exchanged or until you terminate the Automatic Exchange authorization. A special authorization form will be provided upon request.

Transfer of Ownership - A shareholder may transfer shares to another shareholder account. The requirements which apply to redemptions apply to transfers. A transfer to a new account must meet initial investment requirements.

Systematic Redemption Plan - Shareholders who own shares in open account valued at $10,000 or more may arrange to make regular withdrawals without the necessity of executing a separate redemption request to initiate each withdrawal.

Sub-Accounting - Keogh and corporate tax qualified retirement plans, as well as certain other investors who must maintain separate participant accounting records, may meet these needs through services provided by the Funds' Administrator, Jones & Babson. Investment minimums may be met by accumulating the separate accounts of the group. Although there is currently no charge for sub- accounting, the Funds and their Manager reserve the right to make reasonable charges for this service.

Prototype Retirement Plans - Jones & Babson offers a defined contribution prototype plan - The Universal Retirement Plan - which is suitable for all who are self-employed, including sole proprietors, partnerships and corporations. The Universal Prototype includes both money purchase pension and profit-sharing plan options.

Individual Retirement Accounts - Also available is an Individual Retirement Account (IRA). The IRA uses the IRS model form of plan and provides an excellent way to accumulate a retirement fund which will earn tax-deferred dollars until withdrawn. An IRA may also be used to defer taxes on certain distributions from employer-sponsored retirement plans. You may contribute up to $2,000 of compensation each year ($2,250 if a spousal IRA is established), some or all of which may be deductible. Consult your tax adviser concerning the amount of the tax deduction, if any.

Simplified Employee Pensions (SEPs) - The Jones & Babson IRA may be used with IRS Form 5305 - SEP to establish a SEP-IRA, to which the self-employed individual may contribute up to 15% of net earned income or $30,000, whichever is less. A SEP-IRA offers the employer the ability to make the same level of deductible contributions as a Profit-Sharing Plan with greater ease of administration, but less flexibility in plan coverage of employees.

SHAREHOLDER INQUIRIES

Telephone inquiries may be made toll free to the Funds, 1-800-[Number]

Shareholders may address written inquiries to the Funds at:

AFBA Five Star Fund, Inc.
c/o Jones & Babson, Inc.
2440 Pershing Road, Suite G-15
Kansas City, MO 64108

FIVE STAR BALANCED FUND
FIVE STAR EQUITY FUND
FIVE STAR USA GLOBAL FUND
FIVE STAR HIGH YIELD FUND

MANAGER
AFBA Investment Management Company
909 N. Washington Street
Alexandria, Virginia

INVESTMENT COUNSEL
Kornitzer Capital Management, Inc.
Shawnee Mission, Kansas

INDEPENDENT AUDITORS
Ernst & Young LLP
Kansas City, Missouri

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

John G. Dyer
Kansas City, Missouri

CUSTODIAN
UMB Bank, n.a.
Kansas City, Missouri

ADMINISTRATOR AND DISTRIBUTOR
Jones & Babson, Inc.
Kansas City, Missouri

PROSPECTUS
[___________________], 1997

PART B

AFBA FIVE STAR FUND, INC.
  consisting of:

FIVE STAR BALANCED FUND
FIVE STAR EQUITY FUND
FIVE STAR USA GLOBAL FUND
FIVE STAR HIGH YIELD FUND

STATEMENT OF ADDITIONAL INFORMATION

[____________], 1997

This Statement is not a prospectus but should be read in conjunction with the Funds' current prospectus dated [____________], 1997. To obtain the prospectus please call the Fund toll free, 1-800-[Number].


TABLE OF CONTENTS
                                                                           Page
         Investment Objectives and Policies
         Portfolio Transactions
         Investment Restrictions
                  Five Star Balanced Fund
                  Five Star Equity Fund
                  Five Star USA Global Fund
                  Five Star High Yield Fund
         Performance Measures
         How the Funds' Shares are Distributed
         How Share Purchases are Handled
         Redemption of Shares
         Signature Guarantees
         Management and Investment Counsel
         How Share Price is Determined
         Officers and Directors
         Custodian
         Independent Auditors
         Other Funds
         Description of Commercial Paper Ratings
         Financial Statements



INVESTMENT OBJECTIVES AND POLICIES

The following policies supplement the Funds' investment objectives and policies set forth in the prospectus.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Funds are made by AFBA Investment Management Company (the "Manager") pursuant to recommendations by Kornitzer Capital Management, Inc., investment counsel to the Funds (the "Adviser"). Officers of the Funds and the Manager are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business as well as the negotiation of commissions and/or the price of the securities. In instances where securities are purchased on a commission basis, each of the Funds will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

Each of the Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

Each of the Funds believes it is in its best interest and that of its shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the respective Fund, when acting on its behalf, as well as for any research or other services provided to the respective Fund. Substantially all of the portfolio transactions are through brokerage firms which are members of the New York Stock Exchange because usually the most active market in the size of the Funds' transactions and for the types of securities predominant in the Funds' respective portfolios is to be found there. When buying securities in the over-the-counter market, each of the Funds will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide it such benefits or services. However, each of the Funds reserves the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Boards of Directors of the Company and the Manager.

Since the Funds do not market their shares through intermediary brokers or dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of their shares which may be made through such firms. However, they may place portfolio orders with qualified broker-dealers who recommend the Funds to other clients, or who act as agent in the purchase of the Funds' shares for their clients.

Research services furnished by broker-dealers may be useful to the Funds' Manager or Adviser in serving other clients, as well as the respective Funds. Conversely, the Funds may benefit from research services obtained by the Manager or Adviser from the placement of portfolio brokerage of other clients.

When it appears to be in the best interest of its shareholders, each of the Funds may join with other clients of the Manager or Adviser in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed among the Funds and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

INVESTMENT RESTRICTIONS

In addition to the investment objective and portfolio management policies set forth in the Prospectus under the caption "Investment Objectives and Portfolio Management Policies," restrictions also may not be changed without approval of the "holders of a majority of the outstanding shares" of a Fund.

Each Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase
(a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate, commodities or futures contracts; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short, except that the Fund may write covered call options; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest; (11) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (12) make itself or its assets liable for the indebtedness of others; or (13) invest in securities which are assessable or involve unlimited liability; (14) purchase any securities which would cause 25% or more of the Fund's total assets at the time of such purchase to be invested in any one industry.

PERFORMANCE MEASURES

From time-to-time, the Five Star High Yield Fund may quote its yield in advertisements, shareholder reports or other communications to shareholders. Yield is calculated according to the following SEC standardized formula.

Current yield reflects the income per share earned by a Fund's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

The SEC standardized yield formula is as follows:

                    6
Yield = 2[a - b + 1)  - 1]
          -----
           cd

where:

     a    = dividends and interest earned during the period

     b    = expenses accrued for the period (net of reimbursements)

     c    = the average daily number of shares outstanding during the period that were entitled to receive income distributions

     d    = the maximum offering price per share on the last day of the period



TOTAL RETURN

Each of the Five Star Fund's "average annual total return" figures will be computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

          n
    P(1+T)        =   ERV

     Where P      =   a hypothetical initial payment of $1000

           T      =   average annual total return

           n      =   number of years

         ERV      =   Ending Redeemable Value of a
                      hypothetical $1000 payment made at the
                      beginning of the 1, 5 or 10 year (or
                      other) periods at the end of the 1, 5
                      or 10 year (or other) periods (or
                      fractional portions thereof).




HOW THE FUND'S SHARES ARE DISTRIBUTED

Jones & Babson, Inc. ("Jones & Babson"), as agent of the Funds, agrees to supply its best efforts as sole distributor of the Funds' shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges.

Jones & Babson does not receive any fee or other compensation under the Underwriting Agreement relating to the Five Star Funds, which continues in effect until October 31, 1998 and which will continue automatically for successive annual periods ending each October 31 if continued at least annually by the Company's Board of Directors, including a majority of those Directors who are not parties to such Agreement or interested persons of any such party. The Agreement terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.


Jones & Babson also acts as sole distributor of the shares of David L. Babson Growth Fund, Inc., D. L. Babson Bond Trust, D. L. Babson Money Market Fund, Inc., D. L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc. and Buffalo USA Global Fund, Inc.

HOW SHARE PURCHASES ARE HANDLED

Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by a Fund.

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares which you purchase are held by a Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. There is no charge for the first certificate issued. A charge of $3.50 will be made for any replacement certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after a Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Fund arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of a Fund and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Funds' special investment programs.

REDEMPTION OF SHARES

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period with respect to any Fund by the Company's Board of Directors under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

SIGNATURE GUARANTEES

Signature guarantees normally reduce the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss. Signature guarantees are required in connection with all redemptions by mail or changes in share registration, except as provided in the Prospectus.

Signature guarantees must appear together with the signature(s) of the registered owner(s), on:

(1) a written request for redemption,

(2) a separate instrument of assignment, which should specify the total number of shares to be redeemed (this "stock power" may be obtained from the Fund or from most banks or stock brokers), or

(3) all stock certificates tendered for redemption.

MANAGEMENT AND INVESTMENT COUNSEL

As a part of the Management Agreement, AFBA Investment Management Company employs at its own expense Kornitzer Capital Management, Inc., as its investment counsel. Kornitzer Capital Management, Inc., was founded in 1989. It is a private investment research and counseling organization serving individual, corporate and other institutional clients.

The annual fee charged by the Manager covers all normal operating costs of the Fund.

Kornitzer Capital Management, Inc., has an experienced investment analysis and research staff which eliminates the need for the Manager and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. The cost of the services of Kornitzer Capital Management, Inc. is included in the fee of the Manager.

HOW SHARE PRICE IS DETERMINED

The net asset value per share of each Fund's portfolio is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors of the Company sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by a Fund, or the following holidays:

                  New Year's Day            January 1
                  Presidents' Holiday       Third Monday in February
                  Good Friday               Friday before Easter
                  Memorial Day              Last Monday in May
                  Independence Day          July 4
                  Labor Day                 First Monday in September
                  Thanksgiving Day          Fourth Thursday in November
                  Christmas Day             December 25

OFFICERS AND DIRECTORS


The Funds are managed by AFBA Investment Management Company subject to the supervision and control of the Board of Directors of the Company. The following table lists the Officers and Directors of the Company, their age, address and principal occupation.

*    John A. Johnson, President and Director (60).
     909 North Washington Street
     Alexandria, Virginia 22324
     President, Chief Executive Officer, Armed Forces Benefit Services, Inc.; Executive Vice President, AFBA Industrial Bank; President, Chief Executive Officer, Director, AFBA Life Insurance Company; AFBA Investment Management Company; AFBA Administrators, Inc.

*    Larry D. Armel, Director (55).

     2440 Pershing Road, Suite G-15
     Kansas City, Missouri  64108
     President and Director, Jones & Babson, Inc.; David L. Babson Growth Fund, Inc., D. L. Babson Money Market Fund, Inc., D. L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc; Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc.; Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc. and Buffalo USA Global Fund, Inc. President and Trustee, D. L. Babson Bond Trust.


*    John C. Kornitzer, Director (51).
     7715 Shawnee Mission Parkway
     Shawnee Mission, Kansas 66202

     President, Kornitzer Capital Management, Inc. Formerly Assistant Vice President, Waddell & Reed, Inc., 6300 Lamar Avenue, Shawnee Mission, Kansas 66202.


* Lieutenant General C.C. Blanton, USAF(Ret.), Director and Chairman (67). 909 North Washington Street
     Alexandria, Virginia 22314
     President, Chief Executive Officer, Armed Forces Benefit Association; Chairman, Armed Forces Benefit Services, Inc.; Chairman, AFBA Industrial Bank; Chairman, AFBA Life Insurance Company; Chairman, AFBA Investment Management Company.

     General Monroe W. Hatch, Jr., USAF(Ret.) Director (63).
     8210 Thomas Ashleigh Lane
     Clifton, Virginia 20124
     President, Monroe W. Hatch, Jr. Consulting firm; formerly, Executive Director, Air Force Association.

     Brigadier General Henry J. Sechler, USAF(Ret.), Director (65). 3190 Fairview Park Drive
     Falls Church, Virginia 22030
     Vice President, General Dynamics Corp.

     General Louis C. Wagner, Jr., USA(Ret.) Director (65).
     6309 Chaucer Lane
     Alexandria, Virginia 22304
     Private Consultant.


-----------------------------------
* Directors who are interested persons as that term is defined in the Investment Company Act of 1940, as amended.


P. Bradley Adams, Vice President and Chief Financial Officer (36).
2440 Pershing Road, Suite G-15
Kansas City, Missouri 64108
Vice President and Treasurer, Jones & Babson, Inc., David L. Babson Growth Fund, Inc., D. L. Babson Money Market Fund, Inc., D. L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., D. L. Babson Bond Trust; Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc.; Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc..

Martin A. Cramer, Secretary (47).
2440 Pershing Road, Suite G-15
Kansas City, Missouri 64108

Vice President and Secretary, Jones & Babson, Inc., David L. Babson Growth Fund, Inc., D. L. Babson Money Market Fund, Inc., D. L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., D. L. Babson Fund Trust; Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout Worldwide Fund, Inc., Scout Balanced Fund, Inc.; Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc.


Dionne D. McNamee, Treasurer (40).
909 North Washington Street
Alexandria, Virginia 22314
Chief Financial Officer, AFBA Life Insurance Company; AFBA Investment Management Company. Director, Price Waterhouse LLP. Formerly, Senior Technical Manager, American Institute of CPAs.


None of the officers or directors will be remunerated by the Funds for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by the Manager under the provisions of the Management Agreement.

Messrs. Hatch, Wagner and Sechler have no financial interest in, nor are they affiliated with, either AFBA Investment Management Company, Jones & Babson, Inc. or Kornitzer Capital Management, Inc.

The Audit Committee of the Board of Directors is composed of Messrs. Hatch, Wagner and Sechler.

The officers and directors as a group own less than 1% of each of the respective Funds.

The Company will not hold annual meetings except as required by the Investment Company Act of 1940 and other applicable laws. The Company is a Maryland Corporation. Under Maryland law, a special meeting of stockholders of a fund must be held if the fund receives the written request for a meeting from the stockholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting. The Company has undertaken that its Directors will call a meeting of stockholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, the Company will assist shareholder communications in such matters.


As of the effective date of the Fund's registration statement, Armed Forces Benefit Services, Inc. (AFBSI), an affiliate of the Manager, may be deemed to "control" the Fund because it purchased the initial shares offered by the Fund. The address of AFBSI and the Manager is the same.


CUSTODIAN

The Funds' assets are held for safekeeping by an independent custodian, UMB Bank, n.a. This means the custodian bank, rather than the Funds, has possession of the Funds' cash and securities. The custodian bank is not responsible for the Funds' investment management or administration. But, as directed by the officers of the Company, it delivers cash to those who have sold securities to the Funds in return for such securities, and to those who have purchased portfolio securities from the Funds, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Funds and holds this for payment to shareholders after deduction of the Funds' expenses. The custodian bank is compensated for its services by the Manager. There is no charge to the Funds.

INDEPENDENT AUDITORS

The Company's financial statements are audited annually by independent auditors approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent auditors to the shareholders for ratification. Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Suite 2000, Kansas City, Missouri 64105, is the Company's present independent auditor.

Reports to shareholders will be published at least semiannually.

                  DESCRIPTION OF COMMERCIAL
                        PAPER RATINGS

Moody's. . . Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

         Prime - 1 Highest Quality
         Prime - 2 Higher Quality
         Prime - 3 High Quality


     The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)  evaluation of the management of the issuer;

(2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3) evaluation of the issuer's products in relation to competition and customer acceptance;

(4)  liquidity;

(5)  amount and quality of long-term debt;

(6)  trend of earnings over a period of ten years;

(7) financial strength of a parent company and relationships which exist with the issue; and

(8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P . . . Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days.
Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.
The four categories are as follows:

"A" Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.
       Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

"A-1" This designation indicates that the degree of safety regarding timely payment is very strong.

"A-2" Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming.

"A-3" Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

"B" Issues rated "B" are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

"C" This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

"D" This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

                  AFBA FIVE STAR FUND, INC.


                 FINANCIAL STATEMENTS TO BE
                SUPPLIED BY FURTHER AMENDMENT

                           PART C

                      OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS.

     (a)  Financial Statements
          Included in Part B (to be supplied by amendment)

     (b)  (1)  (a)  Registrant's Articles of Incorporation*

               (b)  Articles Supplementary

          (2)  Form of Registrant's By-laws*

          (3)  Not applicable, because there is no voting trust agreement.

          (4)  Specimen copy of each security to be issued by the registrant.*

          (5) (a) Form of Management Agreement between AFBA Investment* Management Company and the Registrant

               (b) Form of Investment Counsel Agreement between AFBA* Investment Management Company and Kornitzer Capital Management, Inc.

          (6) Form of principal Underwriting Agreement between Jones & Babson,* Inc. and the Registrant

          (7) Not applicable, because there are no pension, bonus or other agreement for the benefit of directors and officers.

          (8) Form of Custodian Agreement between Registrant and UMB Bank,* n.a.

          (9) Form of Transfer Agency Agreement between AFBA Investment* Management Company and Jones & Babson, Inc.

          (10) Opinion and consent of counsel as to the legality of the Registrant's securities being registered. (To be filed annually with Rule 24f-2 notice.)

          (11) (a)  Powers of Attorney*

               (b)  Auditors Consent (To be supplied by amendment)

          (12) Not applicable.

          (13) Form of letter from contributors of initial capital to the Registrant that purchase was made for investment purposes without any present intention of redeeming or selling. (To be supplied by amendment)

          (14) Not applicable.

          (15) Not applicable.

          (16) Schedule for computation of performance quotations. (To be supplied by further amendment.)

*  Incorporated by reference to Registrant's Registration on N-1A.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE REGISTRANT.

          NONE

Item 26.  NUMBER OF HOLDERS OF SECURITIES.

          The number of record holders of each series of securities of the Registrant as of [____________], 1997, is as follows:




                                         (1)
                                    Title of Class
                                    Common Stock                       (2)
                                    $1.00 par value            Number of Record
Holders

     Five Star Balanced Fund
     Five Star Equity Fund
     Five Star USA Global Fund
     Five Star High Yield Fund





Item 27.  INDEMNIFICATION.

          Under the terms of the Maryland General Corporation Law and the Company's Bylaws, the Company shall indemnify any person who was or is a director, officer or employee of the Company to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made:

          (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Company as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

          (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

          No indemnification will be provided by the Company to any director or officer of the Company for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

          AFBA Investment Management Company is a wholly-owned subsidiary of Armed Forces Benefit Services, Inc. ("AFBSI"), which serves as investment manager to the Registrant. AFBSI is a for-profit services entity which is wholly-owned by Armed Forces Benefit Association, a voluntary employee benefit association.


          The principal business of Kornitzer Capital Management, Inc. is to provide investment counsel and advice to a wide variety of clients. Kornitzer Capital Management, Inc. has $1.2 billion under management.


          The information required by this Item 28 with respect to each director, officer, or partner of the Manager and the Investment Adviser of the Registrant is incorporated by reference to the Form ADV, as filed and amended, by the Manager and Investment Adviser, respectively, with the SEC:


                    AFBA Investment Management Company
                    SEC File No. 801-54247


                    Kornitzer Capital Management, Inc.
                    SEC File No. 801-34933

Item 29.  PRINCIPAL UNDERWRITERS.

          (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts as principal underwriter for the David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., D.L. Babson Bond Trust, Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc, Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Equity Fund, Inc. and Buffalo USA Global Fund, Inc.

          (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:

Name and Principal            Position and Offices        Positions and Offices
 Business Address                with Underwriter            with Registrant


Stephen S. Soden               Chairman and Director             None
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

Larry D. Armel                President and Director             Director
2440 Pershing Road, G-15
Kansas City, MO 64108

Giorgio Balzer                Director                           None
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

Robert T. Rakich              Director                           None
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

Edward S. Ritter              Director                           None
BMA Tower
One Penn Valley Park
Kansas City, MO 64141


Robert N. Sawyer              Director                           None
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

Vernon W. Voorhees            Director                           None
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

P. Bradley Adams              Vice President and Treasurer       Vice President
2440 Pershing Road, G-15                                         and Chief
Kansas City, MO  64108                                           Financial
                                                                 Officer

Michael A. Brummel            Vice President                     None
Three Crown Center
2440 Pershing Road, G-15
Kansas City, MO  64108

Name and Principal            Position and Offices        Positions and Offices
 Business Address                with Underwriter            with Registrant

Martin A. Cramer              Vice President and Secretary       Secretary
Three Crown Center
2440 Pershing Road, G-15
Kansas City, MO  64108


          (c) The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the principal Underwriting Agreement.

Item 30. LOCATION OF ACCOUNTS AND RECORDS.

          Each account, book or other document required to be maintained by
          Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder is in the physical possession of Jones & Babson, Inc., at Three Crown Center, 2440 Pershing Road, Suite G-15, Kansas City, Missouri 64108.

Item 31.  MANAGEMENT SERVICES

          All management services are covered in the Management Agreement between the Registrant and AFBA Investment Management Company which are discussed in Parts A and B.

Item 32.  UNDERTAKINGS

          Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

          Registrant undertakes to call a meeting of shareholders, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders.


          Insofar as indemnification for liability arising under the Securities Act of 1993 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Alexandria, and State of Virginia on the 15th day of April, 1997.

                                            AFBA FIVE STAR FUND, INC.
                                            (Registrant)


                                            By  /s/ John A. Johnson
                                                 John A. Johnson, President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ John A. Johnson           President, Principal Executive
John A. Johnson               Officer, and Director               April 15, 1997

/s/ C.C. Blanton              Director
C.C. Blanton                                                      April 15, 1997

/s/ Monroe W. Hatch, Jr.*     Director
Monroe W. Hatch, Jr.                                              April 15, 1997

/s/ Louis C. Wagner, Jr.*     Director
Louis C. Wagner, Jr.                                              April 15, 1997

/s/ Henry J. Sechler*         Director
Henry J. Sechler                                                  April 15, 1997

/s/ John C. Kornitzer*        Director
John C. Kornitzer                                                 April 15, 1997

/s/ Larry Armel               Director
Larry Armel                                                       April 15, 1997

/s/ P. Bradley Adams
P. Bradley Adams              Vice President and Principal        April 15, 1997
                              Financial and Accounting
                              Officer


                                                  *Signed pursuant to Power of
                                                   Attorney

                                                  By /s/ C.C. Blanton
                                                     C.C. Blanton
                                                     Attorney-in-Fact

                                  EXHIBIT INDEX


Item 24.(b)                                                                Page

          (1)  (b) Articles Supplementary                                   55